Shareholder Report, Line Graph (Details) 197684_Rockefeller US Small Cap Core Fund_Class A_TSR Annual {Class A} - USD ($)				12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Jul. 31, 2023	Nov. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with maximun 5.25% sales charge)
Accumulated Value	$ 12,022	$ 9,058	$ 9,475	$ 11,659
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Total Return Index
Accumulated Value	$ 12,395	$ 9,085	$ 10,000	$ 12,902